NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 7, 2023 Nationwide Variable Account ("Registrant") File No. 811-02716
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2022, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
abrdn Global Absolute Return Strategies Fund - Institutional Service Class	0001413594
abrdn U.S. Small Cap Equity Fund - Class A	0001413594
abrdn U.S. Sustainable Leaders Fund - Institutional Service Class	0001413594
Allspring Common Stock Fund - Class A	0001081400
Allspring Discovery Mid Cap Growth Fund - Class A	0001081400
Allspring Growth Fund - Class A	0001081400
Allspring Large Cap Core Fund - Class A	0001081400
Allspring Large Cap Growth Fund - Class A	0001081400
Allspring Special Large Cap Value Fund - Administrative Class	0001081400
American Century Disciplined Core Value Fund - Class A	0000827060
American Century Disciplined Core Value Fund - Investor Class	0000827060
American Century Growth Fund: Investor Class	0000100334
American Century International Growth Fund: Class A	0000872825
American Century International Growth Fund: Investor Class	0000872825
American Century Short-Term Government Fund: Investor Class	0000773674
American Century Ultra(R) Fund: Investor Class	0000100334
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II	0000814680
BNY Mellon Appreciation Fund, Inc. - Investor Shares	0000318478
BNY Mellon Balanced Opportunity Fund - Class Z	0001224568
BNY Mellon Core Plus Fund - Class A	0001635295
BNY Mellon Opportunistic Small Cap Fund - Investor Shares	0000914775
BNY Mellon S&P 500 Index Fund	0000857114
BNY Mellon Sustainable U.S. Equity Fund, Inc. - Class Z	0000030167
Delaware High-Yield Opportunities Fund: Institutional Class	0000027825
Delaware Ivy Small Cap Growth Fund - Class A	0001072962
Federated Hermes Corporate Bond Fund - Class F Shares	0000889388
Federated Hermes Equity Income Fund, Inc.: Class F Shares	0000799704
Federated Hermes Intermediate Corporate Bond Fund: Service Shares	0000789281
Federated Hermes Opportunistic High Yield Bond Fund - Service Shares	0000745967
Fidelity Advisor Balanced Fund - Class M	0000722574
Fidelity Advisor Balanced Fund: Class A	0000722574
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Fidelity Advisor Equity Growth Fund: Class A	0000722574
Fidelity Advisor Equity Income Fund - Class M	0000722574
Fidelity Advisor Equity Income Fund: Class A	0000722574
Fidelity Advisor Growth Opportunities Fund - Class M	0000722574
Fidelity Advisor Growth Opportunities Fund: Class A	0000722574
Fidelity Advisor High Income Advantage Fund - Class M	0000795422
Fidelity Advisor Overseas Fund: Class A	0000729218
Fidelity Capital & Income Fund	0000225322
Fidelity Equity-Income Fund	0000035341
Fidelity Magellan(R) Fund	0000061397
Fidelity Puritan Fund	0000081205
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Fidelity(R) Asset Manager 50%	0000354046
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A	0000825063
Franklin Mutual U.S. Mid Cap Value Fund - Class A	0000856119
Franklin Small-Mid Cap Growth Fund: Class A	0000872625
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Invesco - Invesco V.I. Global Fund: Series II	0000896435
Invesco Capital Appreciation Fund - Class A	0000319767
Invesco Discovery Mid Cap Growth Fund - Class A	0000826644
Invesco Equity and Income Fund: Class A	0001112996
Invesco Global Fund - Class A	0000074658
Invesco Global Strategic Income Fund - Class A	0000850134
Invesco Growth and Income Fund: Class A	0001112996
Invesco Real Estate Fund: Class A	0000842790
Invesco Small Cap Growth Fund: Investor Class	0000202032
Janus Henderson Balanced Fund: Class S	0000906185
Janus Henderson Forty Fund - Class T	0000277751
Janus Henderson Global Research Fund - Class S	0001110822
Janus Henderson Global Research Fund - Class T	0000277751
Janus Henderson Overseas Fund - Class S	0001110822
Janus Henderson Research Fund - Class T	0000277751
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares	0000874964
MFS Income Fund - Class A	0000819673
Nationwide BNY Mellon Dynamic U.S. Core Fund - Class A	0001048702
Nationwide BNY Mellon Dynamic U.S. Core Fund - Class R6	0001048702
Nationwide Bond Fund - Institutional Service Class	0001048702
Nationwide Bond Index Fund: Class A	0001048702
Nationwide Fund - Institutional Service Class	0001048702
Nationwide Fund: Class A	0001048702
Nationwide Government Money Market Fund - Investor Shares	0001048702
Nationwide Government Money Market Fund - Service Class	0001048702
Nationwide Inflation-Protected Securities Fund - Institutional Service Class	0001048702
Nationwide International Index Fund: Class A	0001048702
Nationwide Investor Destinations Aggressive Fund: Service Class	0001048702
Nationwide Investor Destinations Conservative Fund: Service Class	0001048702
Nationwide Investor Destinations Moderate Fund: Service Class	0001048702
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class	0001048702
Nationwide Investor Destinations Moderately Conservative Fund: Service Class	0001048702
Nationwide Mid Cap Market Index Fund: Class A	0001048702
Nationwide S&P 500 Index Fund: Service Class	0001048702
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Small Cap Index Fund: Class A	0001048702
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II	0000353905
Neuberger Berman - Short Duration Bond Fund: Investor Class	0000044402
Neuberger Berman Genesis Fund: Trust Class	0000044402
Neuberger Berman Large Cap Growth Fund - Investor Class	0000044402
Neuberger Berman Large Cap Growth Fund - Trust Class	0000044402
Neuberger Berman Large Cap Value Fund: Investor Class	0000044402
Neuberger Berman Large Cap Value Fund: Trust Class	0000044402
Neuberger Berman Sustainable Equity Fund: Trust Class	0000044402
PIMCO Total Return Fund: Class A	0000810893
Putnam Growth Opportunities Fund - Class A	0000932101
Putnam International Equity Fund: Class A	0000868648
Templeton Foreign Fund: Class A	0000869285
Virtus Tactical Allocation Fund - Class A	0000019469
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies